OTHER FINANCIAL ITEMS, NET OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Other Financial Items [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (1,243)	$ (2,682)	$ (7,636)
Derivative Instruments, Not Designated as Hedging Instruments, Net Cash Payments	2,833	3,451	7,196
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	59	(23)	(63)
Gain on redemption of Horizon loan notes and warrants	44,552	0	0
Other Nonoperating Expense	556	995	1,337
Other Nonoperating Income (Expense)	$ 39,979	$ (7,151)	$ (16,232)